PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited)
1
Voya Balanced Income Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 14.9%
780,872
(1)(2)
Agate Bay Mortgage
Trust 2015-1 B4,
3.656%,
01/25/2045 $ 560,138
0.3
214,008
(1)(2)
Chase Mortgage
Finance Corp. 2016-
SH1 M2, 3.750%,
04/25/2045 188,638
0.1
161,110
(1)(2)
CIM Trust 2019-INV2
A3, 4.000%,
05/25/2049 146,722
0.1
428,416
(1)(2)
CIM Trust 2019-J1 B2,
3.942%,
08/25/2049 367,045
0.2
103,590
(1)(2)
CIM Trust 2019-
J2 A13, 3.500%,
10/25/2049 88,385
0.0
314,572
(1)(2)
Connecticut Avenue
Securities Trust 2020-
R02 2M2, 7.429%,
(SOFR30A + 2.114%),
01/25/2040 315,599
0.1
21,436
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2018-R07 1M2,
7.829%, (SOFR30A +
2.514%),
04/25/2031 21,453
0.0
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R06 1M2,
9.165%, (SOFR30A +
3.850%),
05/25/2042 519,552
0.2
800,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R07 1M2,
9.965%, (SOFR30A +
4.650%),
06/25/2042 853,331
0.4
700,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R08 1M2,
8.915%, (SOFR30A +
3.600%),
07/25/2042 721,760
0.3
2,918,923
(3)
Fannie Mae Interest
Strip 367 2, 5.500%,
01/25/2036 555,203
0.3
3,625,382
(3)
Fannie Mae Interest
Strip 407 C8, 5.500%,
01/25/2039 786,678
0.4
4,007,120
(1)(3)
Fannie Mae Interest
Strip 427 C100,
2.677%,
01/25/2052 502,192
0.2
730,311
(1)(3)
Fannie Mae REMIC
Trust 2005-
66 LS, 1.201%,
(-1.000*SOFR30A +
6.516%),
07/25/2035 53,464
0.0
928,829
(1)(3)
Fannie Mae REMIC
Trust 2008-
36 YI, 1.771%,
(-1.000*SOFR30A +
7.086%),
07/25/2036 56,962
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
466,183
(1)(3)
Fannie Mae REMIC
Trust 2010-
59 NS, 0.341%,
(-1.000*SOFR30A +
5.656%),
06/25/2040 $ 24,290
0.0
1,592,204
(3)
Fannie Mae REMIC
Trust 2012-121 ID,
3.000%,
11/25/2027 62,289
0.0
2,866,358
(1)(3)
Fannie Mae REMIC
Trust 2012-
144 SC, 0.671%,
(-1.000*SOFR30A +
5.986%),
01/25/2043 247,316
0.1
1,203,531
(1)(3)
Fannie Mae REMIC
Trust 2012-151
WS, 0.771%,
(-1.000*SOFR30A +
6.086%),
03/25/2042 57,371
0.0
2,252,317
(1)(3)
Fannie Mae REMIC
Trust 2012-
35 LS, 1.171%,
(-1.000*SOFR30A +
6.486%),
04/25/2041 81,700
0.0
4,059,901
(1)(3)
Fannie Mae REMIC
Trust 2013-
130 SB, 0.621%,
(-1.000*SOFR30A +
5.936%),
01/25/2044 294,224
0.1
1,546,950
(1)(3)
Fannie Mae REMIC
Trust 2013-
20 SK, 0.771%,
(-1.000*SOFR30A +
6.086%),
05/25/2041 28,262
0.0
2,783,161
(3)
Fannie Mae REMIC
Trust 2013-67 IL,
6.500%,
07/25/2043 451,987
0.2
1,961,726
(3)
Fannie Mae REMIC
Trust 2013-71 AI,
3.000%,
07/25/2028 83,836
0.0
5,555,491
(1)(3)
Fannie Mae REMIC
Trust 2014-
38 S, 0.671%,
(-1.000*SOFR30A +
5.986%),
07/25/2044 434,521
0.2
6,169,203
(1)(3)
Fannie Mae REMIC
Trust 2016-
29 SB, 0.621%,
(-1.000*SOFR30A +
5.936%),
05/25/2046 520,837
0.2
154,223
(1)(3)
Fannie Mae REMIC
Trust 2018-
86 DS, 0.671%,
(-1.000*SOFR30A +
5.986%),
12/25/2048 8,473
0.0
1,412,891
(3)
Fannie Mae REMIC
Trust 2019-13 IB,
6.000%,
09/25/2039 289,244
0.1
9,001,219
(3)
Fannie Mae REMIC
Trust 2021-56 QI,
4.500%,
09/25/2051 2,195,459
1.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
191,729
(1)(2)
Flagstar Mortgage Trust
2017-1 1A7, 3.500%,
03/25/2047 $ 166,241
0.1
779,972
(1)(2)
Flagstar Mortgage Trust
2017-1 B3, 3.619%,
03/25/2047 669,725
0.3
370,131
(1)(2)
Flagstar Mortgage Trust
2018-3INV A3, 4.000%,
05/25/2048 332,425
0.2
831,828
(1)(2)
Flagstar Mortgage Trust
2021-2 A4, 2.500%,
04/25/2051 612,161
0.3
558,395
(1)(2)
Flagstar Mortgage Trust
2021-2 B3, 2.780%,
04/25/2051 392,601
0.2
436,042
(1)(3)
Freddie Mac
REMIC Trust
3318 KS, 0.982%,
(-1.000*SOFR30A +
6.296%),
05/15/2037 22,664
0.0
5,223,284
(3)
Freddie Mac REMIC
Trust 3788 IO,
6.000%,
01/15/2041 1,141,119
0.5
496,631
(1)(3)
Freddie Mac
REMIC Trust
3879 SL, 1.172%,
(-1.000*SOFR30A +
6.486%),
01/15/2041 20,246
0.0
2,092,506
(1)(3)
Freddie Mac
REMIC Trust
4120 JS, 0.772%,
(-1.000*SOFR30A +
6.086%),
10/15/2032 93,696
0.0
720,018
(3)
Freddie Mac REMIC
Trust 4141 EI, 3.000%,
09/15/2027 13,552
0.0
3,718,191
(1)(3)
Freddie Mac
REMIC Trust 4143
MS, 1.272%,
(-1.000*SOFR30A +
6.586%),
12/15/2042 392,573
0.2
1,370,271
(3)
Freddie Mac REMIC
Trust 4153 IB, 2.500%,
01/15/2028 44,885
0.0
1,538,260
(1)(3)
Freddie Mac
REMIC Trust 4517
KI, 10.280%,
(-1.000*SOFR30A +
1.030%),
04/15/2043 9,738
0.0
2,216,977
(3)
Freddie Mac REMIC
Trust 4596 DI, 3.500%,
06/15/2046 386,715
0.2
1,462,429
(1)(3)
Freddie Mac
REMIC Trust
4619 KS, 3.760%,
(-1.000*SOFR30A +
4.136%),
06/15/2039 50,569
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
133,524
(1)(2)
Freddie Mac STACR
REMIC Trust 2020-
HQA1 M2, 7.329%,
(SOFR30A + 2.014%),
01/25/2050 $ 133,590
0.1
459,077
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA1 M2, 7.565%,
(SOFR30A + 2.250%),
08/25/2033 457,033
0.2
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 7.665%,
(SOFR30A + 2.350%),
12/25/2041 968,806
0.4
200,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 7.715%,
(SOFR30A + 2.400%),
02/25/2042 201,395
0.1
400,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA4 M1B, 8.665%,
(SOFR30A + 3.350%),
05/25/2042 415,475
0.2
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA5 M1B, 9.815%,
(SOFR30A + 4.500%),
06/25/2042 1,075,561
0.5
162,717
(1)(3)
Freddie Mac Strips
239 S30, 2.272%,
(-1.000*SOFR30A +
7.586%),
08/15/2036 18,008
0.0
1,978,179
(3)
Freddie Mac Strips
365 C57, 3.500%,
11/15/2048 347,085
0.2
1,884,479
(3)
Freddie Mac Strips 365
C9, 3.500%,
05/15/2049 344,540
0.2
775,783
(1)(3)
Ginnie Mae 2013-
148 DS, 0.235%,
(-1.000*TSFR1M +
5.566%),
10/16/2043 50,287
0.0
3,894,430
(3)
Ginnie Mae 2015-20
CI, 3.500%,
02/20/2030 272,125
0.1
282,969
(3)
Ginnie Mae 2015-42
IY, 5.500%,
08/20/2039 20,560
0.0
4,184,655
(1)(3)
Ginnie Mae 2019-
23 MT, 0.600%,
(-1.000*TSFR1M +
6.586%),
03/20/2042 63,564
0.0
34,081
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 31,096
0.0
191,372
(1)(2)
GS Mortgage-Backed
Securities Trust 2020-
NQM1 A2, 1.791%,
09/27/2060 171,865
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
500,000
(1)(2)
Home RE Ltd. 2019-1
M2, 8.684%, (US0001M
+ 3.250%),
05/25/2029 $ 510,256
0.2
810,230
(2)
Hundred Acre Wood
Trust 2021-INV1 A27,
2.500%,
07/25/2051 598,284
0.3
33,083
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A15,
3.979%,
08/25/2049 30,777
0.0
923,008
(1)(2)
J.P. Morgan Mortgage
Trust 2022-5 A9,
2.800%,
09/25/2052 723,953
0.3
394,564
(1)(2)
JP Morgan Mortgage
Trust 2016-4 A13,
3.500%,
10/25/2046 346,484
0.2
792,231
(1)(2)
JP Morgan Mortgage
Trust 2017-5 B2,
3.542%,
10/26/2048 742,367
0.3
1,040,989
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B2,
3.711%,
09/25/2048 879,247
0.4
677,080
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.714%,
10/25/2048 570,995
0.3
108,734
(1)(2)
JP Morgan Mortgage
Trust 2018-8 A13,
4.000%,
01/25/2049 97,103
0.1
46,081
(1)(2)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 41,576
0.0
41,564
(1)(2)
JP Morgan Mortgage
Trust 2019-5 A3,
4.000%,
11/25/2049 37,657
0.0
17,398
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 14,822
0.0
915,498
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.932%,
10/25/2049 820,027
0.4
1,526
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 A18,
4.000%,
12/25/2049 1,519
0.0
553,459
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.676%,
12/25/2049 502,575
0.2
164,948
(1)(2)
JP Morgan Mortgage
Trust 2020-3 A15,
3.500%,
08/25/2050 140,258
0.1
1,000,000
(1)(2)
JP Morgan Mortgage
Trust 2021-3 A5,
2.500%,
07/25/2051 624,344
0.3
884,736
(1)(2)
JP MORGAN
MORTGAGE TRUST
2018-5 A13, 3.500%,
10/25/2048 733,424
0.3
441,858
(1)(2)
Mello Mortgage Capital
Acceptance 2018-
MTG2 B1, 4.320%,
10/25/2048 391,853
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
104,055
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 $ 93,270
0.0
400,000
(1)(2)
Provident Funding
Mortgage Trust 2021-
J1 A10, 2.000%,
10/25/2051 219,858
0.1
455,140
(1)(2)
RATE Mortgage
Trust 2021-HB1 A31,
2.500%,
12/25/2051 334,948
0.2
465,416
(1)(2)
RCKT Mortgage Trust
2021-1 B3, 2.718%,
03/25/2051 337,442
0.2
655,255
(1)(2)
RCKT Mortgage Trust
2021-4 A21, 2.500%,
09/25/2051 483,849
0.2
1,054,950
(1)(2)
Sequoia Mortgage Trust
2019-2 B2, 4.261%,
06/25/2049 936,223
0.4
1,056,503
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.261%,
06/25/2049 894,697
0.4
85,796
(1)(2)
Sequoia Mortgage Trust
2019-4 A19, 3.500%,
11/25/2049 73,875
0.0
13,366
(1)(2)
Sequoia Mortgage Trust
2019-CH2 A1, 4.500%,
08/25/2049 13,103
0.0
658,508
(1)(2)
Sequoia Mortgage Trust
2021-3 B3, 2.650%,
05/25/2051 448,894
0.2
1,357,824
(1)(2)
Towd Point Mortgage
Trust 2015-4 M2,
3.750%,
04/25/2055 1,329,889
0.6
615,682
(1)(2)
Verus Securitization
Trust 2021-3 A1,
1.046%,
06/25/2066 513,326
0.2
531,681
(1)(2)
Wells Fargo Mortgage
Backed Securities
2018-1 B3, 3.660%,
07/25/2047 431,975
0.2
Total Collateralized
Mortgage Obligations
(Cost $40,323,706)
33,355,701
14.9
CORPORATE BONDS/NOTES : 12.6%
Basic Materials : 0.5%
55,000
(2)(4)
Arsenal AIC Parent
LLC, 8.000%,
10/01/2030 54,795
0.0
70,000  ATI, Inc., 7.250%,
08/15/2030 69,560
0.1
70,000
(2)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 59,704
0.0
70,000
(2)(4)
Coeur Mining, Inc.,
5.125%,
02/15/2029 60,143
0.0
200,000
(2)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 194,214
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
225,000
(2)
GC Treasury Center
Co. Ltd., 4.400%,
03/30/2032 $ 192,327
0.1
70,000
(2)(4)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 65,588
0.1
70,000
(2)
Illuminate Buyer LLC
/ Illuminate Holdings
IV, Inc., 9.000%,
07/01/2028 66,197
0.1
70,000
(2)(5)
Iris Holdings, Inc.,
8.750% (PIK Rate
9.500%, Cash Rate
8.750%),
02/15/2026 63,204
0.0
70,000
(2)
Mativ Holdings, Inc.,
6.875%,
10/01/2026 63,960
0.0
70,000
(2)
Novelis Corp., 3.875%,
08/15/2031 55,994
0.0
70,000
(2)(4)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 61,852
0.0
70,000
(4)
Olin Corp., 5.125%,
09/15/2027 65,517
0.0
70,000
(2)
Taseko Mines Ltd.,
7.000%,
02/15/2026 65,489
0.0
50,000
(2)
Trinseo Materials
Operating SCA / Trinseo
Materials Finance, Inc.,
5.125%,
04/01/2029 26,146
0.0
1,164,690
0.5
Communications : 0.7%
70,000
(4)
AMC Networks, Inc.,
4.250%,
02/15/2029 43,050
0.0
70,000
(2)
Beasley Mezzanine
Holdings LLC, 8.625%,
02/01/2026 45,005
0.0
70,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.250%,
01/15/2034 51,613
0.0
70,000
(2)
CommScope
Technologies LLC,
5.000%,
03/15/2027 39,840
0.0
70,000  CSC Holdings LLC,
5.250%,
06/01/2024 66,699
0.1
70,000
(2)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 61,982
0.1
70,000  DISH DBS Corp.,
5.125%,
06/01/2029 38,911
0.0
70,000  Embarq Corp., 7.995%,
06/01/2036 39,543
0.0
70,000
(2)
GCI LLC, 4.750%,
10/15/2028 60,453
0.0
70,000
(2)
Gray Escrow II, Inc.,
5.375%,
11/15/2031 45,901
0.0
70,000
(2)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 62,841
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
70,000
(2)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 $ 60,798
0.0
70,000
(2)
Millennium Escrow
Corp., 6.625%,
08/01/2026 55,915
0.0
45,000  Netflix, Inc., 5.875%,
11/15/2028 45,367
0.0
70,000
(1)
Paramount Global,
6.250%,
02/28/2057 52,815
0.0
280,000
(1)
Paramount Global,
6.375%,
03/30/2062 220,209
0.1
70,000
(2)
Radiate Holdco LLC /
Radiate Finance, Inc.,
4.500%,
09/15/2026 53,285
0.0
70,000
(2)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 64,008
0.1
70,000
(2)
Spanish Broadcasting
System, Inc., 9.750%,
03/01/2026 47,098
0.0
70,000
(2)
Stagwell Global LLC,
5.625%,
08/15/2029 56,610
0.0
70,000  Telecom Italia Capital
SA, 6.375%,
11/15/2033 60,763
0.0
70,000
(2)
Uber Technologies, Inc.,
8.000%,
11/01/2026 70,894
0.1
70,000
(2)
Univision
Communications, Inc.,
6.625%,
06/01/2027 65,267
0.1
70,000
(2)
Urban One, Inc.,
7.375%,
02/01/2028 60,143
0.0
70,000
(2)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 56,977
0.0
70,000
(2)(4)
Zayo Group Holdings,
Inc., 4.000%,
03/01/2027 52,031
0.0
1,578,018
0.7
Consumer, Cyclical : 1.4%
70,000
(2)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 58,250
0.0
70,000
(2)(4)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 70,171
0.1
70,000
(2)
Affinity Interactive,
6.875%,
12/15/2027 59,424
0.0
70,000
(2)
Allison Transmission,
Inc., 5.875%,
06/01/2029 66,077
0.1
64,167
(2)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 62,726
0.0
70,000
(2)
Arko Corp., 5.125%,
11/15/2029 56,540
0.0
70,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 59,956
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
70,000
(2)
Ashton Woods USA
LLC / Ashton Woods
Finance Co., 4.625%,
08/01/2029 $ 59,148
0.0
70,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 61,412
0.0
70,000
(2)
Brinker International,
Inc., 8.250%,
07/15/2030 67,443
0.1
70,000
(2)
Caesars Entertainment,
Inc., 6.250%,
07/01/2025 69,103
0.1
70,000
(2)
Carrols Restaurant
Group, Inc., 5.875%,
07/01/2029 58,818
0.0
70,000
(2)
CCM Merger, Inc.,
6.375%,
05/01/2026 67,020
0.1
70,000
(4)
Delta Air Lines, Inc.,
4.375%,
04/19/2028 64,413
0.0
60,000
(2)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 60,466
0.0
70,000
(2)(4)
Foot Locker, Inc.,
4.000%,
10/01/2029 50,561
0.0
70,000
(4)
Ford Motor Co.,
6.100%,
08/19/2032 66,006
0.1
70,000
(2)
Gap, Inc., 3.875%,
10/01/2031 49,265
0.0
70,000
(2)
Golden Entertainment,
Inc., 7.625%,
04/15/2026 69,913
0.1
70,000
(2)
Hilton Domestic
Operating Co., Inc.,
4.000%,
05/01/2031 58,913
0.0
70,000
(2)
Installed Building
Products, Inc., 5.750%,
02/01/2028 64,522
0.0
70,000
(2)
Interface, Inc., 5.500%,
12/01/2028 59,575
0.0
70,000
(2)
LBM Acquisition LLC,
6.250%,
01/15/2029 57,470
0.0
70,000
(2)
LCM Investments
Holdings II LLC,
4.875%,
05/01/2029 59,599
0.0
70,000
(2)
Lions Gate Capital
Holdings LLC, 5.500%,
04/15/2029 46,255
0.0
70,000  M/I Homes, Inc.,
3.950%,
02/15/2030 57,168
0.0
70,000
(2)(4)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 57,847
0.0
70,000  MGM Resorts
International, 4.750%,
10/15/2028 61,751
0.0
70,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 67,627
0.1
70,000
(2)(4)
NCL Corp. Ltd.,
7.750%,
02/15/2029 65,047
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
70,000
(2)
Ritchie Bros Holdings,
Inc., 7.750%,
03/15/2031 $ 71,138
0.1
70,000
(2)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 64,851
0.0
70,000  Sally Holdings LLC
/ Sally Capital, Inc.,
5.625%,
12/01/2025 68,290
0.1
70,000
(2)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 60,467
0.0
70,000
(2)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 68,875
0.1
70,000  Shea Homes L.P. /
Shea Homes Funding
Corp., 4.750%,
04/01/2029 60,789
0.0
50,000
(2)(4)
Sonic Automotive, Inc.,
4.625%,
11/15/2029 41,515
0.0
70,000
(2)
SRS Distribution, Inc.,
6.125%,
07/01/2029 59,684
0.0
70,000
(2)
Station Casinos LLC,
4.500%,
02/15/2028 61,139
0.0
70,000
(2)
STL Holding Co. LLC,
7.500%,
02/15/2026 64,900
0.0
70,000
(2)
Taylor Morrison
Communities, Inc.,
5.125%,
08/01/2030 61,242
0.0
70,000
(2)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 54,088
0.0
70,000
(4)
United Airlines
Holdings, Inc., 4.875%,
01/15/2025 67,828
0.1
35,000
(2)
Viking Cruises Ltd.,
5.875%,
09/15/2027 31,981
0.0
70,000
(2)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 54,182
0.0
166,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 123,444
0.1
70,000
(2)
White Cap Buyer LLC,
6.875%,
10/15/2028 61,952
0.0
70,000
(2)
William Carter Co.,
5.625%,
03/15/2027 67,397
0.1
70,000
(2)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 65,183
0.0
3,041,431
1.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical : 1.1%
70,000
(2)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 $ 65,178
0.0
70,000
(2)
ADT Security Corp.,
4.125%,
08/01/2029 59,266
0.0
70,000
(2)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 59,139
0.0
70,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 59,743
0.0
70,000
(2)
Alta Equipment
Group, Inc., 5.625%,
04/15/2026 64,575
0.0
25,000
(2)
AMN Healthcare, Inc.,
4.625%,
10/01/2027 22,620
0.0
70,000
(2)
APi Group DE, Inc.,
4.750%,
10/15/2029 61,552
0.0
70,000  B&G Foods, Inc.,
5.250%,
09/15/2027 58,696
0.0
65,000
(2)
Bausch & Lomb
Escrow Corp., 8.375%,
10/01/2028 65,274
0.0
70,000
(2)
BellRing Brands, Inc.,
7.000%,
03/15/2030 69,019
0.1
70,000
(2)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 53,304
0.0
70,000
(2)
CPI CG, Inc., 8.625%,
03/15/2026 69,044
0.1
70,000
(2)
DaVita, Inc., 4.625%,
06/01/2030 57,565
0.0
70,000  Encompass Health
Corp., 4.750%,
02/01/2030 62,028
0.0
70,000
(2)
Graham Holdings Co.,
5.750%,
06/01/2026 67,731
0.1
70,000  HCA, Inc., 3.500%,
09/01/2030 59,247
0.0
70,000
(2)
JBS USA LUX SA /
JBS USA Food Co. /
JBS Luxembourg Sarl,
6.750%,
03/15/2034 68,173
0.1
40,000
(2)
JBS USA LUX SA /
JBS USA Food Co. /
JBS Luxembourg Sarl,
7.250%,
11/15/2053 38,708
0.0
70,000
(2)
KeHE Distributors LLC
/ KeHE Finance Corp.,
8.625%,
10/15/2026 70,279
0.1
70,000
(2)(4)
Legacy LifePoint
Health LLC, 4.375%,
02/15/2027 60,285
0.0
70,000
(2)
Legends Hospitality
Holding Co LLC /
Legends Hospitality
Co-Issuer, Inc., 5.000%,
02/01/2026 68,678
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
70,000
(2)
Medline Borrower L.P.,
3.875%,
04/01/2029 $ 59,242
0.0
200,000
(2)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 198,700
0.1
70,000
(2)
ModivCare, Inc.,
5.875%,
11/15/2025 66,607
0.1
70,000
(2)(4)
MPH Acquisition
Holdings LLC, 5.750%,
11/01/2028 52,638
0.0
70,000
(2)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 61,509
0.0
70,000
(2)
PECF USS Intermediate
Holding III Corp.,
8.000%,
11/15/2029 38,073
0.0
70,000
(2)
Post Holdings, Inc.,
4.625%,
04/15/2030 60,028
0.0
70,000
(2)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 59,926
0.0
70,000
(2)
Select Medical Corp.,
6.250%,
08/15/2026 68,451
0.1
70,000
(2)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 57,511
0.0
70,000
(2)
Teleflex, Inc., 4.250%,
06/01/2028 62,693
0.0
70,000
(4)
Tenet Healthcare Corp.,
6.125%,
10/01/2028 65,778
0.0
70,000
(2)
Triton Water Holdings,
Inc., 6.250%,
04/01/2029 57,308
0.0
70,000
(2)(4)
United Natural
Foods, Inc., 6.750%,
10/15/2028 53,455
0.0
70,000
(4)
United Rentals North
America, Inc., 3.750%,
01/15/2032 56,577
0.0
70,000
(2)
Varex Imaging Corp.,
7.875%,
10/15/2027 70,242
0.1
70,000
(2)
VT Topco, Inc., 8.500%,
08/15/2030 69,409
0.1
70,000
(2)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 62,727
0.0
2,480,978
1.1
Energy : 1.6%
70,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 66,874
0.0
70,000
(2)
Antero Resources
Corp., 5.375%,
03/01/2030 64,531
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
70,000
(2)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 $ 65,250
0.0
70,000
(2)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 63,027
0.0
70,000
(2)
Chord Energy Corp.,
6.375%,
06/01/2026 68,706
0.0
70,000
(2)
CNX Midstream
Partners L.P., 4.750%,
04/15/2030 58,353
0.0
70,000
(2)
Crescent Energy
Finance LLC, 7.250%,
05/01/2026 68,675
0.0
70,000  Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp., 5.750%,
04/01/2025 68,931
0.1
46,000  Devon Energy Corp.,
5.250%,
10/15/2027 44,835
0.0
70,000
(2)
DT Midstream, Inc.,
4.125%,
06/15/2029 60,611
0.0
70,000
(2)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 71,709
0.1
250,000  Ecopetrol SA, 8.875%,
01/13/2033 244,337
0.1
350,000  Empresa Nacional
del Petroleo, 3.750%,
08/05/2026 325,740
0.2
70,000
(2)(4)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 67,292
0.0
70,000
(2)
Enerflex Ltd., 9.000%,
10/15/2027 69,198
0.1
450,000
(1)
Energy Transfer L.P. G,
7.125%,
12/31/2199 389,102
0.2
70,000  EnLink Midstream LLC,
5.375%,
06/01/2029 64,818
0.0
200,000
(2)
Greensaif Pipelines
Bidco Sarl, 6.129%,
02/23/2038 196,376
0.1
70,000
(2)
Hess Midstream
Operations L.P.,
4.250%,
02/15/2030 59,109
0.0
70,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 63,285
0.0
200,000
(2)(4)
Hunt Oil Co. of Peru
LLC Sucursal Del Peru,
8.550%,
09/18/2033 201,980
0.1
70,000
(2)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 65,706
0.0
70,000
(2)(4)
Matador Resources Co.,
6.875%,
04/15/2028 68,798
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
70,000
(2)
Moss Creek Resources
Holdings, Inc., 7.500%,
01/15/2026 $ 67,888
0.0
70,000  Murphy Oil Corp.,
6.375%,
07/15/2028 68,874
0.0
70,000
(2)
Northern Oil and
Gas, Inc., 8.750%,
06/15/2031 70,613
0.1
70,000
(2)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 65,939
0.0
225,000  Petroleos del Peru SA,
4.750%,
06/19/2032 159,262
0.1
200,000  Petroleos Mexicanos,
5.950%,
01/28/2031 143,150
0.1
185,000  Petroleos Mexicanos,
6.700%,
02/16/2032 137,686
0.1
200,000
(2)
Petroleos Mexicanos,
10.000%,
02/07/2033 178,100
0.1
70,000  Southwestern
Energy Co., 5.375%,
02/01/2029 64,533
0.0
70,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 61,515
0.0
70,000
(2)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 69,361
0.1
3,604,164
1.6
Financial : 5.6%
70,000
(4)
Ally Financial, Inc.,
5.750%,
11/20/2025 68,021
0.0
293,000  American Express Co.,
3.950%,
08/01/2025 283,527
0.1
70,000
(2)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 62,363
0.0
200,000  Banco Nacional de
Panama, 2.500%,
08/11/2030 155,712
0.1
15,000
(1)
Bank of America Corp.,
3.846%,
03/08/2037 12,212
0.0
21,000
(1)
Bank of America Corp.,
5.288%,
04/25/2034 19,552
0.0
73,000
(1)
Bank of America Corp.,
5.872%,
09/15/2034 71,080
0.1
502,000
(1)
Bank of America
Corp., MTN, 1.530%,
12/06/2025 474,165
0.2
2,391,000
(1)
Bank of America
Corp., MTN, 3.384%,
04/02/2026 2,288,974
1.0
63,000
(1)
Bank of America
Corp. RR, 4.375%,
12/31/2199 52,955
0.0
225,000
(1)(2)
BBVA Bancomer
SA/Texas, 8.450%,
06/29/2038 222,001
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
70,000
(2)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 $ 61,839
0.0
407,000
(1)
Capital One Financial
Corp., 4.166%,
05/09/2025 399,602
0.2
222,000
(1)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 213,168
0.1
264,000
(1)(2)
Danske Bank A/S,
6.466%,
01/09/2026 263,619
0.1
30,000
(2)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 26,398
0.0
40,000
(2)
Freedom Mortgage
Corp., 8.250%,
04/15/2025 40,045
0.0
70,000  Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp., 5.250%,
05/15/2027 61,611
0.0
1,675,000
(1)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 1,572,624
0.7
173,000
(1)
KeyCorp, MTN, 4.789%,
06/01/2033 144,307
0.1
70,000
(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 56,637
0.0
665,000
(1)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 597,813
0.3
1,058,000
(1)
Morgan Stanley,
0.985%,
12/10/2026 944,162
0.4
1,293,000
(1)
Morgan Stanley,
2.188%,
04/28/2026 1,215,125
0.6
732,000
(1)
Morgan Stanley,
4.679%,
07/17/2026 713,258
0.3
73,000
(1)
Morgan Stanley, MTN,
5.250%,
04/21/2034 67,825
0.0
15,000
(1)
Morgan Stanley, MTN,
5.424%,
07/21/2034 14,156
0.0
70,000
(4)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 3.500%,
03/15/2031 43,798
0.0
70,000  Navient Corp., 4.875%,
03/15/2028 59,412
0.0
19,000
(1)
Northern Trust Corp.,
3.375%,
05/08/2032 16,782
0.0
19,000  Northern Trust Corp.,
6.125%,
11/02/2032 18,774
0.0
70,000
(4)
OneMain Finance
Corp., 6.625%,
01/15/2028 64,668
0.0
70,000
(2)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
5.875%,
10/01/2028 64,035
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
91,000
(1)
PNC Financial Services
Group, Inc. U, 6.000%,
12/31/2199 $ 80,024
0.1
486,000
(1)
PNC Financial Services
Group, Inc. W, 6.250%,
12/31/2199 417,821
0.2
70,000
(2)
PRA Group, Inc.,
5.000%,
10/01/2029 53,247
0.0
70,000
(2)
Realogy Group LLC
/ Realogy Co-Issuer
Corp., 5.750%,
01/15/2029 50,707
0.0
70,000
(2)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 68,840
0.1
121,000
(1)
Truist Financial
Corp., MTN, 5.867%,
06/08/2034 113,973
0.1
49,000
(1)
Truist Financial Corp.
N, 4.800%,
12/31/2199 42,127
0.0
66,000
(1)
Truist Financial Corp.
Q, 5.100%,
12/31/2199 56,758
0.0
70,000
(2)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 63,436
0.0
70,000
(2)
Uniti Group L.P. / Uniti
Group Finance, Inc.
/ CSL Capital LLC,
10.500%,
02/15/2028 68,630
0.1
122,000
(1)
Wells Fargo & Co.,
5.389%,
04/24/2034 114,105
0.1
1,100,000
(1)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 1,068,645
0.5
55,000
(1)
Wells Fargo & Co.,
MTN, 5.557%,
07/25/2034 52,109
0.0
70,000
(2)
XHR L.P., 4.875%,
06/01/2029 59,575
0.0
12,680,217
5.6
Industrial : 0.8%
50,000
(2)
AmeriTex HoldCo
Intermediate LLC,
10.250%,
10/15/2028 49,500
0.0
70,000  Ball Corp., 6.875%,
03/15/2028 70,497
0.1
35,000
(2)(4)
Bombardier, Inc.,
7.500%,
02/01/2029 33,259
0.0
35,000
(2)
Bombardier, Inc.,
7.875%,
04/15/2027 34,181
0.0
70,000
(2)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 66,666
0.0
70,000
(2)
Builders FirstSource,
Inc., 5.000%,
03/01/2030 62,494
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
70,000
(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 $ 64,744
0.0
70,000
(2)
Chart Industries, Inc.,
7.500%,
01/01/2030 70,471
0.1
70,000
(2)
Clean Harbors, Inc.,
6.375%,
02/01/2031 68,153
0.1
70,000
(2)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 67,475
0.1
70,000
(2)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 60,547
0.0
70,000
(2)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 63,537
0.0
70,000
(2)
GFL Environmental,
Inc., 4.000%,
08/01/2028 61,233
0.0
70,000
(2)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 57,766
0.0
70,000
(2)
GrafTech Finance, Inc.,
4.625%,
12/15/2028 54,199
0.0
70,000
(2)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 58,755
0.0
70,000  Howmet Aerospace,
Inc., 5.900%,
02/01/2027 68,841
0.1
70,000
(2)
Imola Merger Corp.,
4.750%,
05/15/2029 61,417
0.0
70,000
(2)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 61,358
0.0
70,000
(2)
Maxim Crane Works
Holdings Capital LLC,
11.500%,
09/01/2028 68,250
0.1
70,000
(2)
New Enterprise Stone &
Lime Co., Inc., 9.750%,
07/15/2028 69,209
0.1
70,000
(2)(4)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 68,513
0.1
70,000
(2)(4)
PGT Innovations, Inc.,
4.375%,
10/01/2029 64,622
0.0
70,000
(2)
Roller Bearing Co. of
America, Inc., 4.375%,
10/15/2029 60,299
0.0
70,000
(2)
Sealed Air Corp.,
4.000%,
12/01/2027 62,538
0.0
70,000
(2)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 56,724
0.0
70,000
(2)
Standard Industries,
Inc., 3.375%,
01/15/2031 54,197
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
70,000
(2)
Summit Materials LLC
/ Summit Materials
Finance Corp., 5.250%,
01/15/2029 $ 63,627
0.0
70,000  TransDigm, Inc.,
5.500%,
11/15/2027 65,614
0.0
70,000
(2)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 60,825
0.0
1,829,511
0.8
Technology : 0.2%
70,000
(2)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 61,974
0.1
70,000
(2)(4)
Consensus Cloud
Solutions, Inc., 6.500%,
10/15/2028 59,723
0.0
70,000
(2)(4)
Entegris, Inc., 3.625%,
05/01/2029 59,513
0.0
70,000
(2)
McAfee Corp., 7.375%,
02/15/2030 58,685
0.0
70,000
(2)
NCR Atleos Escrow
Corp., 9.500%,
04/01/2029 67,777
0.1
70,000
(2)
Open Text Corp.,
3.875%,
02/15/2028 61,217
0.0
15,000
(2)
Rackspace Technology
Global, Inc., 5.375%,
12/01/2028 5,049
0.0
70,000
(2)
Virtusa Corp., 7.125%,
12/15/2028 56,614
0.0
430,552
0.2
Utilities : 0.7%
338,000
(1)
Dominion Energy, Inc.
B, 4.650%,
12/31/2199 311,082
0.2
129,000
(1)(4)
Duke Energy Corp.,
4.875%,
12/31/2199 125,877
0.1
251,000
(1)
National Rural Utilities
Cooperative Finance
Corp., 8.541%,
(TSFR3M + 3.172%),
04/30/2043 247,191
0.1
275,000
(1)
NextEra Energy Capital
Holdings, Inc., 5.650%,
05/01/2079 254,606
0.1
211,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 160,079
0.1
275,000
(1)
Southern Co. B,
4.000%,
01/15/2051 255,058
0.1
70,000  TransAlta Corp.,
7.750%,
11/15/2029 70,940
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
70,000
(2)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 $ 66,448
0.0
1,491,281
0.7
Total Corporate Bonds/
Notes
(Cost $30,581,574)
28,300,842
12.6
COMMERCIAL MORTGAGE-BACKED SECURITIES : 11.2%
650,000
(2)
BANK 2017-BNK4 D,
3.357%,
05/15/2050 459,018
0.2
670,000
(2)
BANK 2017-BNK8 D,
2.600%,
11/15/2050 314,350
0.1
4,640,136
(1)(3)
BBCMS Mortgage Trust
2022-C17 XA, 1.325%,
09/15/2055 342,495
0.2
1,000,000
(1)(2)
Benchmark Mortgage
Trust 2018-B3 D,
3.176%,
04/10/2051 549,813
0.2
11,684,702
(1)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.356%,
03/15/2062 539,342
0.2
5,474,662
(1)(3)
Benchmark Mortgage
Trust 2020-B17 XA,
1.537%,
03/15/2053 286,984
0.1
3,230,336
(1)(3)
Benchmark Mortgage
Trust 2020-B18 XA,
1.912%,
07/15/2053 217,582
0.1
2,091,886
(1)(3)
Benchmark Mortgage
Trust 2021-B24 XA,
1.266%,
03/15/2054 116,680
0.1
204,000
(2)(6)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 134,441
0.1
226,061
(1)(2)
BX 2021-MFM1 D,
6.946%, (TSFR1M +
1.614%),
01/15/2034 220,972
0.1
391,131
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 7.617%,
(TSFR1M + 2.285%),
10/15/2036 374,655
0.2
390,965
(1)(2)
BX Commercial
Mortgage Trust 2021-
XL2 D, 6.843%,
(TSFR1M + 1.511%),
10/15/2038 379,849
0.2
725,000
(1)(2)
BX Trust 2021-ARIA
C, 7.092%, (TSFR1M +
1.760%),
10/15/2036 699,806
0.3
250,000
(1)(2)
BX Trust 2021-LBA
EJV, 7.447%, (TSFR1M
+ 2.114%),
02/15/2036 239,308
0.1
197,702
(1)(2)
BX Trust 2021-LBA
EV, 7.447%, (TSFR1M
+ 2.114%),
02/15/2036 189,247
0.1
700,000
(1)(2)
BX Trust 2021-SDMF
D, 6.833%, (TSFR1M +
1.501%),
09/15/2034 676,221
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
634,165
(1)(2)
BX Trust 2022-FOX2
C, 6.642%, (TSFR1M +
1.309%),
04/15/2039 $ 603,689
0.3
700,000
(1)(2)
BX Trust 2022-LBA6
C, 6.932%, (TSFR1M +
1.600%),
01/15/2039 681,918
0.3
500,000
(1)(2)
BX Trust 2023-DELC
A, 8.022%, (TSFR1M +
2.690%),
05/15/2038 501,908
0.2
725,000
(1)
Citigroup Commercial
Mortgage Trust
2016-P4 C, 4.097%,
07/10/2049 611,235
0.3
15,956,978
(1)(3)
Citigroup Commercial
Mortgage Trust 2019-
C7 XA, 0.988%,
12/15/2072 621,447
0.3
500,000
(2)
Citigroup Commercial
Mortgage Trust 2023-
SMRT C, 6.048%,
10/12/2040 473,758
0.2
102,484
(1)(2)
COMM Mortgage Trust
2013-CR10 E, 4.508%,
08/10/2046 87,880
0.0
1,530,000
(1)
COMM Mortgage Trust
2016-CR28 D, 4.009%,
02/10/2049 1,135,054
0.5
300,000
(2)
CSAIL Commercial
Mortgage Trust 2020-
C19 E, 2.500%,
03/15/2053 108,530
0.0
560,000
(1)(2)
CSWF 2021-SOP2 D,
7.764%, (TSFR1M +
2.431%),
06/15/2034 457,979
0.2
1,000,000
(1)(2)
DBWF Mortgage Trust
2015-LCM D, 3.535%,
06/10/2034 786,895
0.4
1,000,000
(2)
DC Commercial
Mortgage Trust
2023-DC A, 6.314%,
09/12/2040 998,732
0.4
285,146
(1)(2)
Extended Stay America
Trust 2021-ESH E,
8.296%, (TSFR1M +
2.964%),
07/15/2038 280,042
0.1
1,127,665
(1)(3)
Freddie Mac Multiclass
Certificates Series
2021-P011 X1, 1.782%,
09/25/2045 133,393
0.1
1,447,200
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K109 X1, 1.696%,
04/25/2030 114,991
0.1
4,264,006
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1516 X1, 1.629%,
05/25/2035 476,429
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,690,297
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 1.095%,
08/25/2036 $ 130,210
0.1
1,119,480
(2)(6)
FREMF Mortgage Trust
2016-K57 D, 0.000%,
08/25/2049 837,464
0.4
11,508,521
(2)(3)
FREMF Mortgage
Trust 2016-K57 X2A,
0.100%,
08/25/2049 23,667
0.0
2,837,168
(2)(3)
FREMF Mortgage
Trust 2016-K57 X2B,
0.100%,
08/25/2049 6,918
0.0
2,537,116
(2)(3)
FREMF Mortgage
Trust 2019-KG01 X2A,
0.100%,
04/25/2029 7,441
0.0
280,000
(2)(3)
FREMF Mortgage
Trust 2019-KG01 X2B,
0.100%,
05/25/2029 1,111
0.0
700,000
(2)(6)
GAM Re-REMIC
Trust 2021-FRR1 1B,
0.000%,
11/29/2050 494,283
0.2
1,000,000
(2)(6)
GAM Re-REMIC
Trust 2021-FRR1 2B,
0.000%,
11/29/2050 680,529
0.3
163,000
(2)(6)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 122,003
0.1
238,000
(2)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.021%,
11/27/2050 181,212
0.1
92,000
(2)(6)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 83,672
0.0
95,000
(2)(6)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 81,470
0.0
113,000
(2)(6)
GAM RE-REMIC Trust
2022-FRR3 CK61,
0.000%,
11/27/2049 80,272
0.0
92,000
(2)(6)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 82,319
0.0
75,000
(2)(6)
GAM RE-REMIC Trust
2022-FRR3 DK41,
0.000%,
10/27/2047 67,913
0.0
95,000
(2)(6)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 80,192
0.0
166,000
(2)
GAM RE-REMIC
TRUST 2021-FRR2
BK78, 2.420%,
09/27/2051 120,949
0.1
126,000
(2)(6)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 111,054
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
153,000
(2)(6)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 $ 133,238
0.1
125,000
(2)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.030%,
09/27/2051 106,515
0.0
106,000
(2)(6)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 65,368
0.0
126,000
(2)(6)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 110,282
0.1
125,000
(2)(6)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 102,520
0.0
700,000
(1)(2)
Great Wolf Trust 2019-
WOLF C, 7.079%,
(TSFR1M + 1.747%),
12/15/2036 692,146
0.3
600,000
(1)(2)
GS Mortgage Securities
Corp. II 2023-SHIP C,
5.689%,
09/10/2038 573,912
0.3
13,214,879
(1)(3)
GS Mortgage Securities
Trust 2019-GC39 XA,
1.260%,
05/10/2052 562,669
0.3
770,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
MHC E, 7.896%,
(TSFR1M + 2.564%),
04/15/2038 744,154
0.3
19,766,383
(1)(3)
JPMDB Commercial
Mortgage Securities
Trust 2018-C8 XA,
0.764%,
06/15/2051 398,774
0.2
746,418
(1)(2)
Med Trust 2021-MDLN
D, 7.446%, (TSFR1M +
2.114%),
11/15/2038 717,217
0.3
182,000
(1)(2)
MF1 Multifamily
Housing Mortgage Loan
Trust 2021-FL5 D,
7.947%, (TSFR1M +
2.614%),
07/15/2036 176,830
0.1
1,955,000
(1)(2)
Morgan Stanley Capital
I Trust 2016-BNK2 D,
3.000%,
11/15/2049 955,036
0.4
7,542,056
(1)(3)
Morgan Stanley Capital
I Trust 2019-L3 XA,
0.755%,
11/15/2052 226,562
0.1
90,000
(2)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 72,794
0.0
70,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.440%,
11/08/2049 57,272
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
110,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.290%,
03/01/2050 $ 88,535
0.0
30,000
(2)(6)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 23,269
0.0
30,000
(2)(6)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 22,048
0.0
1,320,000
(1)(2)
WFRBS Commercial
Mortgage Trust 2013-
C14 D, 3.964%,
06/15/2046 656,700
0.3
1,920,000
(1)
WFRBS Commercial
Mortgage Trust 2014-
C19 C, 4.646%,
03/15/2047 1,713,288
0.8
Total Commercial
Mortgage-Backed
Securities
(Cost $29,052,883)
25,206,451
11.2
ASSET-BACKED SECURITIES : 9.4%
Automobile Asset-Backed Securities : 0.4%
450,000  Americredit Automobile
Receivables Trust
2019-2 D, 2.990%,
06/18/2025 445,872
0.2
400,000  GM Financial
Automobile Leasing
Trust 2022-3 C,
5.130%,
08/20/2026 392,575
0.2
838,447
0.4
Home Equity Asset-Backed Securities : 0.2%
477,513
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 365,424
0.2
Other Asset-Backed Securities : 7.9%
148,500
(2)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 138,560
0.1
250,000
(1)(2)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
D, 8.347%, (TSFR1M +
3.014%),
11/15/2036 238,664
0.1
300,000
(1)(2)
Barings CLO Ltd.
2018-3A C, 7.488%,
(TSFR3M + 2.162%),
07/20/2029 299,000
0.1
750,000
(1)(2)
Benefit Street Partners
CLO II Ltd. 2013-IIA
BR2, 7.470%, (TSFR3M
+ 2.162%),
07/15/2029 751,849
0.3
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
400,000
(1)(2)
Benefit Street Partners
CLO XXIII Ltd. 2021-
23A C, 7.813%,
(TSFR3M + 2.462%),
04/25/2034 $ 396,136
0.2
250,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 7.570%, (TSFR3M +
2.262%),
04/15/2034 244,932
0.1
587,693
(2)
Domino's Pizza Master
Issuer LLC 2018-
1A A2I, 4.116%,
07/25/2048 559,310
0.3
1,000,000
(1)(2)
Dryden 87 CLO Ltd.
2021-87A C, 7.541%,
(TSFR3M + 2.162%),
05/20/2034 967,698
0.4
250,000
(1)(2)
Invesco US CLO Ltd.
2023-1A C, 8.520%,
(TSFR3M + 3.650%),
04/22/2035 251,401
0.1
358,975
(2)
J.G. Wentworth XXXVIII
LLC 2017-1A A,
3.990%,
08/16/2060 301,939
0.1
750,000
(1)(2)
LCM XV L.P. 15A CR,
7.988%, (TSFR3M +
2.662%),
07/20/2030 742,568
0.3
750,000
(1)(2)
LCM XXII Ltd. 22A BR,
7.588%, (TSFR3M +
2.262%),
10/20/2028 739,334
0.3
950,000
(1)(2)
Magnetite XXVI Ltd.
2020-26A CR, 7.513%,
(TSFR3M + 2.162%),
07/25/2034 945,722
0.4
128,969
(2)
Marlette Funding Trust
2022-3A A, 5.180%,
11/15/2032 128,480
0.1
287,398
(2)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 240,364
0.1
840,002
(2)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 753,170
0.3
750,000
(1)(2)
Neuberger Berman
CLO XVII Ltd. 2014-
17A CR2, 7.607%,
(TSFR3M + 2.262%),
04/22/2029 738,233
0.3
1,000,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 25
Ltd. 2017-25A CR,
7.322%, (TSFR3M +
2.012%),
10/18/2029 977,484
0.4
750,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 33
Ltd. 2019-33A CR,
7.470%, (TSFR3M +
2.162%),
10/16/2033 737,830
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
500,000
(1)(2)
NYACK Park CLO Ltd.
2021-1A C, 7.538%,
(TSFR3M + 2.212%),
10/20/2034 $ 490,071
0.2
580,000
(1)(2)
Octagon Investment
Partners 31 Ltd.
2017-1A CR, 7.638%,
(TSFR3M + 2.312%),
07/20/2030 577,057
0.3
250,000
(1)(2)
Octagon Loan Funding
Ltd. 2014-1A CRR,
7.841%, (TSFR3M +
2.462%),
11/18/2031 244,042
0.1
250,000
(1)(2)
OHA Credit Funding
8 Ltd. 2021-8A C,
7.472%, (TSFR3M +
2.162%),
01/18/2034 248,582
0.1
350,000
(2)
OneMain Financial
Issuance Trust 2023-1A
A, 5.500%,
06/14/2038 342,642
0.2
500,000
(1)(2)
OSD CLO Ltd. 2023-
27A C, 8.053%,
(TSFR3M + 3.000%),
04/16/2035 500,433
0.2
750,000
(1)(2)
Palmer Square CLO
Ltd. 2023-1A C,
8.576%, (TSFR3M +
3.250%),
01/20/2036 755,669
0.4
550,000
(1)(2)
Shackleton CLO Ltd.
2019-15A CR, 7.720%,
(TSFR3M + 2.412%),
01/15/2032 534,478
0.3
500,000
(1)(2)
Silver Creek CLO Ltd.
2014-1A CR, 7.888%,
(TSFR3M + 2.562%),
07/20/2030 500,959
0.2
378,286
(2)
Sunnova Helios IX
Issuer LLC 2022-B A,
5.000%,
08/20/2049 355,122
0.2
293,722
(2)
Sunnova Helios XI
Issuer LLC 2023-A A,
5.300%,
05/20/2050 281,249
0.1
268,960
(2)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 235,715
0.1
750,000
(1)(2)
TCW CLO Ltd. 2023-1A
C, 8.866%, (TSFR3M +
3.500%),
04/28/2036 744,703
0.3
600,000
(1)(2)
THL Credit Wind River
CLO Ltd. 2017-3A CR,
8.070%, (TSFR3M +
2.762%),
04/15/2035 580,356
0.3
1,131,000
(2)
Wendy's Funding LLC
2018-1A A2II, 3.884%,
03/15/2048 1,016,263
0.5
225,625
(2)
Wendy's Funding LLC
2019-1A A2I, 3.783%,
06/15/2049 209,782
0.1
17,769,797
7.9
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities : 0.9%
369,202
(2)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 $ 338,913
0.1
161,353
(2)
Navient Private
Education Refi Loan
Trust 2019-GA A,
2.400%,
10/15/2068 148,217
0.1
343,717
(2)
Navient Private
Education Refi Loan
Trust 2020-BA A2,
2.120%,
01/15/2069 311,922
0.1
382,677
(2)
Navient Private
Education Refi Loan
Trust 2020-DA A,
1.690%,
05/15/2069 343,321
0.2
158,256
(2)
Navient Private
Education Refi Loan
Trust 2021-A A,
0.840%,
05/15/2069 137,022
0.1
127,432
(2)
Navient Private
Education Refi Loan
Trust 2021-BA A,
0.940%,
07/15/2069 109,860
0.0
600,000
(2)
Sofi Professional Loan
Program LLC 2019-
C BFX, 3.050%,
11/16/2048 486,866
0.2
191,823
(2)
SoFi Professional
Loan Program Trust
2020-C AFX, 1.950%,
02/15/2046 171,287
0.1
2,047,408
0.9
Total Asset-Backed
Securities
(Cost $21,827,996)
21,021,076
9.4
U.S. TREASURY OBLIGATIONS : 4.8%
United States Treasury Bonds : 0.2%
122,000
3.375
%,
08/15/2042 98,875
0.0
485,000
3.625
%,
05/15/2053 401,678
0.2
46,000
4.375
%,
08/15/2043 42,924
0.0
543,477
0.2
United States Treasury Notes : 4.6%
8,000
2.750
%,
08/15/2032 6,929
0.0
191,400
3.875
%,
08/15/2033 180,873
0.1
265,000
4.125
%,
08/31/2030 257,257
0.1
471,500
4.375
%,
08/31/2028 466,859
0.2
2,588,000
4.500
%,
09/30/2028 2,589,820
1.2
6,433,000
4.625
%,
09/15/2026 6,401,840
2.9
341,300
5.000
%,
08/31/2025 340,633
0.1
10,244,211
4.6
Total U.S. Treasury
Obligations
(Cost $10,860,517)
10,787,688
4.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS : 4.5%
Government National Mortgage Association : 0.5%
404,000
(7)
4.500
%,
10/15/2053 $ 373,242
0.2
242,000
(7)
5.000
%,
10/15/2053 229,333
0.1
567,000
(7)
5.500
%,
10/15/2053 550,256
0.2
1,152,831
0.5
Uniform Mortgage-Backed Securities : 4.0%
2,257,000
(7)
2.000
%,
10/15/2053 1,717,259
0.8
3,971,000
(7)
2.500
%,
10/01/2053 3,152,440
1.4
1,193,000
(7)
3.000
%,
10/01/2053 986,602
0.4
855,000
(7)
3.500
%,
10/01/2053 735,367
0.3
625,000
(7)
5.000
%,
10/01/2053 589,697
0.3
1,758,000
(7)
5.500
%,
10/01/2053 1,699,011
0.8
8,880,376
4.0
Total U.S. Government
Agency Obligations
(Cost $10,325,037)
10,033,207
4.5
SOVEREIGN BONDS : 1.6%
BRL
390,000  Brazil Notas do
Tesouro Nacional Serie
B NTNB,
6.000
%,
08/15/2050 328,745
0.2
246,125  Chile Government
International Bond,
4.950
%,
01/05/2036 226,036
0.1
MXN
27,250,000  Mexican Bonos M,
7.750
%,
05/29/2031 1,382,339
0.6
200,000  Mexico Government
International Bond,
6.338
%,
05/04/2053 182,200
0.1
ZAR
25,575,000  Republic of South
Africa Government
Bond 2035,
8.875
%,
02/28/2035 1,066,014
0.5
250,000  Republic of South
Africa Government
International Bond,
4.850
%,
09/30/2029 215,025
0.1
200,000  Russian Foreign Bond
- Eurobond,
4.375
%,
03/21/2029 96,040
0.0
350,000  Ukraine Government
International Bond,
7.750
%,
09/01/2027 101,150
0.0
Total Sovereign Bonds
(Cost $4,034,393)
3,597,549
1.6
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 39.6%
Communication Services : 3.2%
415
Activision Blizzard, Inc.
38,856
0.0
11,041
(8)
Alphabet, Inc. — Class
A
1,444,825
0.7
28,785
AT&T, Inc.
432,351
0.2
13,882  Comcast Corp. — Class
A
615,528
0.3
2,465
Electronic Arts, Inc.
296,786
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
802
Elisa Oyj
$ 37,191
0.0
28,000  HKT Trust & HKT Ltd.
— Stapled Security
29,198
0.0
4,716  Iridium
Communications, Inc.
214,531
0.1
22,476
Koninklijke KPN NV
74,051
0.0
6,109
(8)
Meta Platforms, Inc. —
Class A
1,833,983
0.8
1,691
(8)
Netflix, Inc.
638,522
0.3
1,400
Nintendo Co. Ltd.
58,174
0.0
51,200  Nippon Telegraph &
Telephone Corp.
60,602
0.0
8,677
Orange SA
99,527
0.1
6,865
(8)
Pinterest, Inc. — Class
A
185,561
0.1
4,200
SoftBank Corp.
47,537
0.0
9,873
Spark New Zealand Ltd.
28,423
0.0
137
Swisscom AG, Reg
81,349
0.1
24,109  Telefonica Deutschland
Holding AG
43,121
0.0
7,008
(4)
Telefonica SA
28,630
0.0
16,292
Telstra Group Ltd.
40,252
0.0
4,899
(8)
Trade Desk, Inc. —
Class A
382,857
0.2
15,537  Verizon
Communications, Inc.
503,554
0.2
7,215,409
3.2
Consumer Discretionary : 3.8%
22,458
(8)
Amazon.com, Inc.
2,854,861
1.3
954  Bayerische Motoren
Werke AG
96,895
0.1
1,706
BorgWarner, Inc.
68,871
0.0
1,600
Bridgestone Corp.
62,349
0.0
245
(8)
Chipotle Mexican Grill,
Inc.
448,798
0.2
790
Compass Group PLC
19,230
0.0
557
DR Horton, Inc.
59,861
0.0
11,443
Ford Motor Co.
142,122
0.1
2,206
Garmin Ltd.
232,071
0.1
4,104
General Motors Co.
135,309
0.1
7,223
Gentex Corp.
235,037
0.1
1,561
Genuine Parts Co.
225,377
0.1
5,700
(4)
Honda Motor Co. Ltd.
64,123
0.0
1,864  Industria de Diseno
Textil SA
69,363
0.0
326
(2)
La Francaise des Jeux
SAEM
10,588
0.0
9,473
Las Vegas Sands Corp.
434,242
0.2
4,341
LKQ Corp.
214,923
0.1
1,142
(8)
Lululemon Athletica,
Inc.
440,367
0.2
3,314
McDonald's Corp.
873,040
0.4
1,100
(4)
McDonald's Holdings
Co. Japan Ltd.
42,030
0.0
2,018  Mercedes-Benz Group
AG
140,446
0.1
1,068  MGM Resorts
International
39,260
0.0
1,729
NIKE, Inc. — Class B
165,327
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,475
Pearson PLC
$ 36,664
0.0
399
Ralph Lauren Corp.
46,320
0.0
4,153
Ross Stores, Inc.
469,081
0.2
3,900
Sekisui House Ltd.
77,616
0.0
4,400
Subaru Corp.
85,556
0.0
1,565
(8)
Tesla, Inc.
391,594
0.2
1,083
TJX Cos., Inc.
96,257
0.1
2,600
USS Co. Ltd.
42,982
0.0
10,151
Wendy's Co.
207,182
0.1
526
Wynn Resorts Ltd.
48,608
0.0
8,576,350
3.8
Consumer Staples : 2.6%
8,841
Altria Group, Inc.
371,764
0.2
4,958  British American
Tobacco PLC
155,676
0.1
2,271  Church & Dwight Co.,
Inc.
208,092
0.1
5,806
Coca-Cola Co.
325,020
0.1
3,096
Colgate-Palmolive Co.
220,157
0.1
2,474  Constellation Brands,
Inc. — Class A
621,790
0.3
2,003
Danone SA
110,481
0.1
8,289
Flowers Foods, Inc.
183,850
0.1
4,571
General Mills, Inc.
292,498
0.1
218
Heineken Holding NV
16,429
0.0
4,090
Imperial Brands PLC
82,972
0.0
4,500
Japan Tobacco, Inc.
103,536
0.1
447
(4)
JDE Peet's NV
12,486
0.0
2,275
Keurig Dr Pepper, Inc.
71,822
0.0
1,625
Kimberly-Clark Corp.
196,381
0.1
4,300
Kirin Holdings Co. Ltd.
60,202
0.0
3,440  Koninklijke Ahold
Delhaize NV
103,681
0.1
12,190  Mondelez International,
Inc. — Class A
845,986
0.4
1,798
PepsiCo, Inc.
304,653
0.1
5,545  Philip Morris
International, Inc.
513,356
0.2
3,601
Procter & Gamble Co.
525,242
0.2
814  Reckitt Benckiser Group
PLC
57,404
0.0
3,999
Tesco PLC
12,863
0.0
3
Unilever PLC
148
0.0
2,782
Walmart, Inc.
444,925
0.2
5,841,414
2.6
Energy : 1.8%
746
Aker BP ASA
20,599
0.0
3,026
Ampol Ltd.
65,332
0.0
7,436
Baker Hughes Co.
262,639
0.1
35,568
BP PLC
229,270
0.1
1,042
Chevron Corp.
175,702
0.1
2,127
ConocoPhillips
254,815
0.1
3,768
Coterra Energy, Inc.
101,924
0.0
976  Diamondback Energy,
Inc.
151,163
0.1
2,909
DT Midstream, Inc.
153,944
0.1
21,800
ENEOS Holdings, Inc.
85,808
0.0
7,635
Eni SpA
122,647
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
2,877
EOG Resources, Inc.
$ 364,688
0.2
7,058  Equitrans Midstream
Corp.
66,133
0.0
3,201
Exxon Mobil Corp.
376,374
0.2
14
Galp Energia SGPS SA
207
0.0
500
Idemitsu Kosan Co. Ltd.
11,463
0.0
3,600
Inpex Corp.
53,994
0.0
1,758  Marathon Petroleum
Corp.
266,056
0.1
1
OMV AG
48
0.0
2,870
Phillips 66
344,830
0.2
1,401  Pioneer Natural
Resources Co.
321,600
0.1
5,999
Repsol SA
98,678
0.0
5,774
Shell PLC
183,004
0.1
1
TotalEnergies SE
66
0.0
2,464
Valero Energy Corp.
349,173
0.2
4,060,157
1.8
Financials : 5.3%
4,787
(2)
ABN AMRO Bank NV
67,653
0.0
1,704
Aflac, Inc.
130,782
0.1
24,085
AGNC Investment Corp.
227,362
0.1
833
Allianz SE
198,234
0.1
1,176
Allstate Corp.
131,018
0.1
470  American Financial
Group, Inc.
52,485
0.0
5,022  American International
Group, Inc.
304,333
0.1
627  Ameriprise Financial,
Inc.
206,709
0.1
200
(2)
Amundi SA
11,233
0.0
8,341  ANZ Group Holdings
Ltd.
136,806
0.1
1,069
Aon PLC — Class A
346,591
0.2
1,647
ASR Nederland NV
61,626
0.0
2,446  Assicurazioni Generali
SpA
49,929
0.0
436
Assurant, Inc.
62,601
0.0
17,035
Aviva PLC
80,630
0.1
715
AXA SA
21,213
0.0
3,475  Axis Capital Holdings
Ltd.
195,886
0.1
10  Banco Bilbao Vizcaya
Argentaria SA
81
0.0
9,245
Bank Hapoalim BM
82,369
0.1
10,615
(4)
Bank Leumi Le-Israel
BM
87,954
0.1
2,341  Bank of Ireland Group
PLC
22,885
0.0
318
(4)
Banque Cantonale
Vaudoise
33,276
0.0
27,000  BOC Hong Kong
Holdings Ltd.
73,707
0.0
3,540
Brown & Brown, Inc.
247,234
0.1
21,914
CaixaBank SA
87,305
0.1
1,603  Cboe Global Markets,
Inc.
250,405
0.1
1,378
Chubb Ltd.
286,872
0.1
5,767
Citigroup, Inc.
237,197
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,951
CME Group, Inc.
$ 390,629
0.2
5,325  CNO Financial Group,
Inc.
126,362
0.1
1,172  Commerce Bancshares,
Inc.
56,233
0.0
3,738
Danske Bank A/S
86,744
0.1
1,057
Edenred
66,122
0.0
715  Erie Indemnity Co. —
Class A
210,060
0.1
764
Erste Group Bank AG
26,386
0.0
2,753
Essent Group Ltd.
130,189
0.1
649
Everest Re Group Ltd.
241,214
0.1
4,403
First Hawaiian, Inc.
79,474
0.0
900
Hang Seng Bank Ltd.
11,167
0.0
1,158  Hanover Insurance
Group, Inc.
128,515
0.1
3,919  Hartford Financial
Services Group, Inc.
277,896
0.1
37,130
HSBC Holdings PLC
290,559
0.1
3,024  Insurance Australia
Group Ltd.
10,970
0.0
1,550  International
Bancshares Corp.
67,177
0.0
46,207
Intesa Sanpaolo SpA
118,346
0.1
13,636  Israel Discount Bank
Ltd. — Class A
73,909
0.0
9,200  Japan Post Bank Co.
Ltd.
80,057
0.0
6,300  Japan Post Holdings
Co. Ltd.
50,401
0.0
358
JPMorgan Chase & Co.
51,917
0.0
16,943  Legal & General Group
PLC
45,718
0.0
3,745
Loews Corp.
237,096
0.1
1,189  LPL Financial Holdings,
Inc.
282,566
0.1
21,222
M&G PLC
50,847
0.0
193  MarketAxess Holdings,
Inc.
41,233
0.0
3,443  Marsh & McLennan
Cos., Inc.
655,203
0.3
23,608
Medibank Pvt Ltd.
52,106
0.0
6,089
(4)
Mediobanca Banca di
Credito Finanziario SpA
80,278
0.1
4,919
MetLife, Inc.
309,454
0.2
13,403
MGIC Investment Corp.
223,696
0.1
1,600  Mitsubishi HC Capital,
Inc.
10,661
0.0
1,479  Mizrahi Tefahot Bank
Ltd.
53,710
0.0
2,300  MS&AD Insurance
Group Holdings, Inc.
84,167
0.1
146  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
56,860
0.0
20,778
NatWest Group PLC
59,437
0.0
2,068
NN Group NV
66,296
0.0
32
Nordea Bank Abp
351
0.0
3,405
OneMain Holdings, Inc.
136,507
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
9,520  Phoenix Group
Holdings PLC
$ 55,793
0.0
5,634
(2)
Poste Italiane SpA
59,164
0.0
888  Prudential Financial,
Inc.
84,262
0.0
6,331  QBE Insurance Group
Ltd.
63,419
0.0
623  Reinsurance Group of
America, Inc.
90,453
0.1
24,384
Rithm Capital Corp.
226,527
0.1
1,800
(4)
Sompo Holdings, Inc.
77,142
0.0
600  Sumitomo Mitsui
Financial Group, Inc.
29,476
0.0
2,100  Sumitomo Mitsui Trust
Holdings, Inc.
79,059
0.0
5,999
Suncorp Group Ltd.
53,449
0.0
753
Swiss Re AG
77,333
0.0
4,024
Synchrony Financial
123,014
0.1
8,451  Tradeweb Markets, Inc.
— Class A
677,770
0.3
1,784
Travelers Cos., Inc.
291,345
0.1
3,121
Tryg A/S
57,112
0.0
498
UniCredit SpA
11,866
0.0
4,747
Unum Group
233,505
0.1
4,467
US Bancorp
147,679
0.1
7,034
Wells Fargo & Co.
287,409
0.1
6
Westpac Banking Corp.
81
0.0
1,204  Willis Towers Watson
PLC
251,588
0.1
1,134
Wintrust Financial Corp.
85,617
0.1
348
(4)
Zurich Insurance Group
AG
159,229
0.1
11,937,181
5.3
Health Care : 5.7%
2,902
Abbott Laboratories
281,059
0.1
1,601
AbbVie, Inc.
238,645
0.1
836  AmerisourceBergen
Corp.
150,455
0.1
1,153
Amgen, Inc.
309,880
0.1
2,500
Astellas Pharma, Inc.
34,604
0.0
8,981
(8)
Boston Scientific Corp.
474,197
0.2
8,089  Bristol-Myers Squibb
Co.
469,486
0.2
2,602
Cardinal Health, Inc.
225,906
0.1
3,385
Cigna Group
968,347
0.4
5,574
CVS Health Corp.
389,177
0.2
1,961
Elevance Health, Inc.
853,859
0.4
3,094
Eli Lilly & Co.
1,661,880
0.7
5,435
Gilead Sciences, Inc.
407,299
0.2
9,341
GSK PLC
169,015
0.1
1,304
HCA Healthcare, Inc.
320,758
0.2
1,753  Hikma Pharmaceuticals
PLC
44,515
0.0
560
Humana, Inc.
272,451
0.1
2,390
(8)
Intuitive Surgical, Inc.
698,573
0.3
6,463
Johnson & Johnson
1,006,612
0.5
697
McKesson Corp.
303,090
0.1
2,027
Medtronic PLC
158,836
0.1
6,199
Merck & Co., Inc.
638,187
0.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,998
Novartis AG, Reg
$ 306,182
0.1
3,000  Ono Pharmaceutical
Co. Ltd.
57,535
0.0
1,700  Otsuka Holdings Co.
Ltd.
60,359
0.0
17,195
Pfizer, Inc.
570,358
0.3
214
Roche Holding AG
58,422
0.0
2,257
Sanofi
242,346
0.1
1,272
Stryker Corp.
347,599
0.2
4,200  Takeda Pharmaceutical
Co. Ltd.
130,185
0.1
629  UnitedHealth Group,
Inc.
317,135
0.1
1,747
(8)
Vertex Pharmaceuticals,
Inc.
607,502
0.3
12,774,454
5.7
Industrials : 4.0%
1,086  ACS Actividades
de Construccion y
Servicios SA
39,041
0.0
487
Acuity Brands, Inc.
82,941
0.1
2,811
AECOM
233,425
0.1
70
(2)
Aena SME SA
10,533
0.0
1,919
AMETEK, Inc.
283,551
0.1
2,364  Auckland International
Airport Ltd.
11,207
0.0
27,513
Aurizon Holdings Ltd.
61,517
0.0
1,124  Automatic Data
Processing, Inc.
270,412
0.1
7,578
BAE Systems PLC
92,087
0.1
2,375  Booz Allen Hamilton
Holding Corp.
259,516
0.1
318
Bouygues SA
11,119
0.0
7,147
Brambles Ltd.
65,656
0.0
8
Bureau Veritas SA
198
0.0
3,500  Central Japan Railway
Co.
85,113
0.1
494
Cintas Corp.
237,619
0.1
1,600  Dai Nippon Printing Co.
Ltd.
41,629
0.0
212
Dassault Aviation SA
39,930
0.0
669
DCC PLC
37,457
0.0
1,789
Donaldson Co., Inc.
106,696
0.1
6,347  Dun & Bradstreet
Holdings, Inc.
63,407
0.0
448
Eiffage SA
42,523
0.0
139
Elbit Systems Ltd.
27,551
0.0
3,543
Emerson Electric Co.
342,148
0.2
1,357
Fastenal Co.
74,147
0.1
2,135
Ferrovial SE
65,239
0.0
3,339
Fortive Corp.
247,620
0.1
655
General Electric Co.
72,410
0.0
6,196
Genpact Ltd.
224,295
0.1
2,479
Getlink SE
39,520
0.0
1,800  Hankyu Hanshin
Holdings, Inc.
61,417
0.0
6,367
Ingersoll Rand, Inc.
405,705
0.2
896
Jacobs Solutions, Inc.
122,304
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
1,000  Jardine Matheson
Holdings Ltd.
$ 46,650
0.0
4,345  Johnson Controls
International PLC
231,197
0.1
1,300
Kajima Corp.
21,161
0.0
2,796
Leidos Holdings, Inc.
257,679
0.1
150
Lockheed Martin Corp.
61,344
0.0
2,342  MSC Industrial Direct
Co., Inc. — Class A
229,867
0.1
11,000
(4)
MTR Corp. Ltd.
43,455
0.0
7,200
(4)
Obayashi Corp.
63,359
0.0
834  Old Dominion Freight
Line, Inc.
341,223
0.2
656
Otis Worldwide Corp.
52,683
0.0
1,451
Parker-Hannifin Corp.
565,194
0.3
2,178
Quanta Services, Inc.
407,439
0.2
2,030
RELX PLC
68,493
0.0
430  Rockwell Automation,
Inc.
122,924
0.1
6,012
Rollins, Inc.
224,428
0.1
3,536  Schneider National, Inc.
— Class B
97,912
0.1
2,105  Science Applications
International Corp.
222,162
0.1
1,100
Secom Co. Ltd.
74,625
0.1
4,600
Shimizu Corp.
31,953
0.0
6,200  Singapore Technologies
Engineering Ltd.
17,694
0.0
20,000  SITC International
Holdings Co. Ltd.
33,556
0.0
2,600
Smiths Group PLC
51,189
0.0
563
Snap-on, Inc.
143,599
0.1
3,838  SS&C Technologies
Holdings, Inc.
201,649
0.1
2,100
Taisei Corp.
73,912
0.1
445
Thales SA
62,542
0.0
1,800
Tobu Railway Co. Ltd.
46,263
0.0
1,700
TOPPAN, Inc.
40,666
0.0
562
(8)
TransDigm Group, Inc.
473,839
0.2
8,723
Transurban Group
70,880
0.0
328  United Parcel Service,
Inc. — Class B
51,125
0.0
969
Verisk Analytics, Inc.
228,917
0.1
99
Vinci SA
10,953
0.0
1,700  West Japan Railway
Co.
70,347
0.0
2,113  Westinghouse Air Brake
Technologies Corp.
224,549
0.1
489
Wolters Kluwer NV
59,206
0.0
335
WW Grainger, Inc.
231,766
0.1
9,014,333
4.0
Information Technology : 9.4%
1,698
(8)
Adobe, Inc.
865,810
0.4
3,464
(8)
Advanced Micro
Devices, Inc.
356,168
0.2
2,758
Amdocs Ltd.
233,023
0.1
21,618
Apple, Inc.
3,701,218
1.6
1,550
Applied Materials, Inc.
214,598
0.1
3,782
Avnet, Inc.
182,255
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
12,786
Cisco Systems, Inc.
$ 687,375
0.3
2,566
(8)
Crowdstrike Holdings,
Inc. — Class A
429,497
0.2
2,945
(8)
Datadog, Inc. — Class
A
268,260
0.1
10,538  Hewlett Packard
Enterprise Co.
183,045
0.1
366
Intuit, Inc.
187,004
0.1
8,208
Juniper Networks, Inc.
228,100
0.1
88
KLA Corp.
40,362
0.0
4,498
(8)
Lattice Semiconductor
Corp.
386,513
0.2
7,525
Micron Technology, Inc.
511,926
0.2
16,378
Microsoft Corp.
5,171,354
2.3
859
(8)
MongoDB, Inc.
297,094
0.1
3,303
NetApp, Inc.
250,632
0.1
6,096
NVIDIA Corp.
2,651,699
1.2
500
Oracle Corp. Japan
37,038
0.0
1,789
(8)
Palo Alto Networks, Inc.
419,413
0.2
1,946
Paychex, Inc.
224,432
0.1
2,214
Paycom Software, Inc.
574,024
0.3
1,322
Qualcomm, Inc.
146,821
0.1
4,800
Sage Group PLC
57,763
0.0
2,816
(8)
Salesforce, Inc.
571,028
0.2
295
Texas Instruments, Inc.
46,908
0.0
504
Universal Display Corp.
79,123
0.0
6,861
Visa, Inc. — Class A
1,578,099
0.7
2,679
(8)
Workday, Inc. — Class
A
575,583
0.3
21,156,165
9.4
Materials : 1.2%
6,832
Amcor PLC
62,581
0.0
2,037
AptarGroup, Inc.
254,707
0.1
11,200
Asahi Kasei Corp.
70,498
0.0
1,373
BASF SE
62,149
0.0
5,995  BHP Group Ltd. —
Class DI
168,405
0.1
6,150
Dow, Inc.
317,094
0.2
2,760
Evonik Industries AG
50,343
0.0
2,329
Glencore PLC
13,263
0.0
1,707
Holcim AG
109,263
0.1
8,115
ICL Group Ltd.
44,779
0.0
912
Linde PLC
339,583
0.2
11,500  Mitsubishi Chemical
Group Corp.
72,451
0.1
400
Nitto Denko Corp.
26,230
0.0
1,449
OCI NV
40,293
0.0
15,400
Oji Holdings Corp.
64,791
0.0
504
PPG Industries, Inc.
65,419
0.0
758  Reliance Steel &
Aluminum Co.
198,770
0.1
1,167
Rio Tinto Ltd.
84,173
0.1
439
RPM International, Inc.
41,622
0.0
1,483
Sherwin-Williams Co.
378,239
0.2
189
Solvay SA
20,886
0.0
5,500
(4)
Tosoh Corp.
70,516
0.0
5
Yara International ASA
189
0.0
2,556,244
1.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate : 1.1%
4,070
Agree Realty Corp.
$ 224,827
0.1
209
Azrieli Group Ltd.
10,729
0.0
8,500
CK Asset Holdings Ltd.
44,647
0.0
1,850
CubeSmart
70,540
0.0
3,100  Daiwa House Industry
Co. Ltd.
83,202
0.1
561  EastGroup Properties,
Inc.
93,423
0.1
2,170
Equity Residential
127,401
0.1
933  First Industrial Realty
Trust, Inc.
44,401
0.0
5,032  Gaming and Leisure
Properties, Inc.
229,208
0.1
29,000  Hang Lung Properties
Ltd.
39,677
0.0
6,200  Hongkong Land
Holdings Ltd.
22,111
0.0
4,070
Kilroy Realty Corp.
128,653
0.1
10,800
Link REIT
52,807
0.0
6,524  National Retail
Properties, Inc.
230,558
0.1
700  Nomura Real Estate
Holdings, Inc.
17,574
0.0
4,707
Prologis, Inc.
528,172
0.2
785
Realty Income Corp.
39,203
0.0
20,000
Sino Land Co. Ltd.
22,493
0.0
3,193  Spirit Realty Capital,
Inc.
107,061
0.1
7,400
Swire Properties Ltd.
15,390
0.0
9,514
VICI Properties, Inc.
276,857
0.1
2,408,934
1.1
Utilities : 1.5%
2,747
ALLETE, Inc.
145,042
0.1
512
Ameren Corp.
38,313
0.0
3,491  American Electric
Power Co., Inc.
262,593
0.1
1,607
Atmos Energy Corp.
170,230
0.1
7,260
Centrica PLC
13,655
0.0
5,500  Chubu Electric Power
Co., Inc.
70,014
0.0
2,105  Clearway Energy, Inc.
— Class C
44,542
0.0
3,000
CLP Holdings Ltd.
22,152
0.0
2,412
DTE Energy Co.
239,463
0.1
4,243
Edison International
268,539
0.1
2,490
(4)
Enagas SA
41,233
0.0
552
Endesa SA
11,234
0.0
3,148
Evergy, Inc.
159,604
0.1
14,333
Iberdrola SA
160,307
0.1
1,200  Kansai Electric Power
Co., Inc.
16,613
0.0
2,545
National Fuel Gas Co.
132,111
0.1
10,294
National Grid PLC
123,110
0.1
4,478
NextEra Energy, Inc.
256,545
0.1
2,159
NiSource, Inc.
53,284
0.0
3,450
NorthWestern Corp.
165,807
0.1
1,666
ONE Gas, Inc.
113,754
0.1
3,900
Osaka Gas Co. Ltd.
64,174
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
7,000  Power Assets Holdings
Ltd.
$ 33,807
0.0
3,828
Red Electrica Corp. SA
60,220
0.0
4,284
Sempra Energy
291,441
0.1
11,960
Snam SpA
56,120
0.0
9,549
(4)
Terna - Rete Elettrica
Nazionale
71,822
0.1
3,511
Xcel Energy, Inc.
200,899
0.1
3,286,628
1.5
Total Common Stock
(Cost $80,682,727)
88,827,269
39.6
EXCHANGE-TRADED FUNDS : 0.2%
6,413  iShares MSCI EAFE
Value ETF
313,788
0.1
1,112  iShares Russell 1000
Value ETF
168,824
0.1
482,612
0.2
Total Exchange-Traded
Funds
(Cost $491,556)
482,612
0.2
MUTUAL FUNDS : 2.1%
Affiliated Investment Companies : 2.1%
175,782
(9)
Voya VACS Series
EMHCD Fund
1,719,152
0.8
301,430
(9)
Voya VACS Series HYB
Fund
2,978,131
1.3
4,697,283
2.1
Total Mutual Funds
(Cost $4,773,005)
4,697,283
2.1
PREFERRED STOCK : 0.1%
Consumer Staples : 0.0%
820
Henkel AG & Co. KGaA
58,392
0.0
Preferred Stock : 0.1%
50  Federal National
Mortgage Association
290,000
0.1
Total Preferred Stock
(Cost $4,154,366)
348,392
0.1
PURCHASED OPTIONS
(10)
: 0.1%
Total Purchased
Options
(Cost $396,519)
131,794
0.1
Total Long-Term
Investments
(Cost $237,504,279)
226,789,864
101.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.0%
Commercial Paper : 3.6%
1,100,000
BASF SE,
5.720
%,
12/19/2023 1,086,380
0.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
250,000
Entergy Corp.,
6.080
%,
10/10/2023 $ 249,584
0.1
1,105,000  Keurig Dr Pepper, Inc.,
5.870
%,
10/19/2023 1,101,633
0.5
1,000,000  Keurig Dr Pepper, Inc.,
7.270
%,
10/03/2023 999,403
0.4
1,000,000  Old Line Funding,
5.930
%,
05/01/2024 966,496
0.4
3,700,000
Sysco Corp.,
8.210
%,
10/02/2023 3,698,335
1.7
Total Commercial Paper
(Cost $8,104,142)
8,101,831
3.6
Repurchase Agreements : 1.3%
1,000,000
(11)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $1,000,443,
collateralized by various
U.S. Government
Agency Obligations,
3.062%-6.000%, Market
Value plus accrued
interest $1,020,000, due
08/01/28-07/01/53)
1,000,000
0.4
1,000,000
(11)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $1,000,438,
collateralized by various
U.S. Government
Securities, 0.000%-
7.500%, Market Value
plus accrued interest
$1,020,000, due
10/31/23-02/15/53)
1,000,000
0.5
867,669
(11)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase Amount
$868,050, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $885,022, due
10/02/23)
867,669
0.4
Total Repurchase
Agreements
(Cost $2,867,669)
2,867,669
1.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.1%
135,000
(12)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $135,000) $ 135,000 0.1
Total Short-Term
Investments
(Cost $11,106,811)
$ 11,104,500
5.0
Total Investments in
Securities
(Cost $248,611,090) $ 237,894,364 106.1
Liabilities in Excess of
Other Assets
(13,588,592) (6.1)
Net Assets $ 224,305,772 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2023.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Security, or a portion of the security, is on loan.
(5)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(6)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(7)
Represents or includes a TBA transaction.
(8)
Non-income producing security.
(9)
Investment in affiliate.
(10)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)
Rate shown is the 7-day yield as of September 30, 2023.
Currency Abbreviations:
BRL Brazilian Real
JPY Japanese Yen
MXN Mexican Peso
ZAR South African Rand
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 6,587,354 $ 628,055 $ — $ 7,215,409
Consumer Discretionary 7,870,538 705,812 — 8,576,350
Consumer Staples 5,138,022 703,392 — 5,841,414
Energy 3,189,041 871,116 — 4,060,157
Financials 8,824,065 3,113,116 — 11,937,181
Health Care 11,671,291 1,103,163 — 12,774,454
Industrials 7,453,549 1,560,784 — 9,014,333
Information Technology 21,061,364 94,801 — 21,156,165
Materials 1,658,015 898,229 — 2,556,244
Real Estate 2,100,304 308,630 — 2,408,934
Utilities 2,542,167 744,461 — 3,286,628
Total Common Stock 78,095,710 10,731,559 — 88,827,269
Collateralized Mortgage Obligations — 33,355,701 — 33,355,701
Corporate Bonds/Notes — 28,300,842 — 28,300,842
Commercial Mortgage-Backed Securities — 25,206,451 — 25,206,451
Asset-Backed Securities — 21,021,076 — 21,021,076
U.S. Treasury Obligations — 10,787,688 — 10,787,688
U.S. Government Agency Obligations — 10,033,207 — 10,033,207
Mutual Funds 4,697,283 — — 4,697,283
Sovereign Bonds — 3,597,549 — 3,597,549
Exchange-Traded Funds 482,612 — — 482,612
Preferred Stock — 348,392 — 348,392
Purchased Options — 131,794 — 131,794
Short-Term Investments 135,000 10,969,500 — 11,104,500
Total Investments, at fair value $ 83,410,605 $ 154,483,759 $ — $ 237,894,364
Other Financial Instruments+
Centrally Cleared Interest Rate Swap — 110,180 — 110,180
Forward Foreign Currency Contracts — 134,628 — 134,628
Forward Premium Swaptions — 219,399 — 219,399
Futures 986,088 — — 986,088
Total Assets $ 84,396,693 $ 154,947,966 $ — $ 239,344,659
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swap $ — $ (379,991) $ — $ (379,991)
Forward Foreign Currency Contracts — (126,274) — (126,274)
Forward Premium Swaptions — (310,890) — (310,890)
Futures (460,987) — — (460,987)
Written Options — (875,079) — (875,079)
Total Liabilities $ (460,987) $ (1,692,234) $ — $ (2,153,221)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Hard
Currency Debt Fund – Class P
$ 1,673,026 $ 8,094 $ (2,113,642) $ 432,522 $ — $ — $ (429,062) $ —
Voya High Yield Bond Fund –
Class P
2,811,853 16,025 (3,220,000) 392,122 — — (362,616) —
Voya VACS Series EMHCD Fund
— 1,758,060 — (38,908) 1,719,152 68,645 — —
Voya VACS Series HYB Fund
— 3,014,945 — (36,814) 2,978,131 143,561 — —
$ 4,484,879 $ 4,797,124 $ (5,333,642) $ 748,922 $ 4,697,283 $ 212,206 $ (791,678) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2023, the following forward foreign currency contracts were outstanding for Voya Balanced Income
Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
NZD 4,051,455 USD 2,406,318 Bank of America N.A. 11/17/23 $ 21,971
USD 432,931 CAD 584,110 Bank of America N.A. 11/17/23 2,609
EUR 1,049,143 USD 1,109,414 Bank of America N.A. 11/17/23 1,949
USD 846,925 NZD 1,420,464 Bank of America N.A. 11/17/23 (4,448)
JPY 93,478,396 USD 630,690 Barclays Bank PLC 11/17/23 (351)
CAD 333,167 USD 246,608 Barclays Bank PLC 11/17/23 (1,159)
CAD 1,216,487 USD 901,405 Barclays Bank PLC 11/17/23 (5,202)
USD 1,100,534 EUR 1,044,033 Barclays Bank PLC 11/17/23 (5,416)
MXN 23,551,824 USD 1,334,601 BNP Paribas 10/06/23 16,110
MXN 1,809,448 USD 103,837 BNP Paribas 10/06/23 (64)
USD 1,212,590 MXN 21,484,001 BNP Paribas 10/06/23 (19,530)
GBP 878,357 USD 1,065,839 BNP Paribas 11/17/23 6,126
EUR 1,681,238 USD 1,777,882 BNP Paribas 11/17/23 3,064
USD 1,607,829 EUR 1,517,068 BNP Paribas 11/17/23 790
AUD 636,061 USD 409,087 BNP Paribas 11/17/23 521
USD 478,677 AUD 742,759 BNP Paribas 11/17/23 359
SEK 452,616 USD 41,162 BNP Paribas 11/17/23 345
USD 503,250 GBP 412,728 BNP Paribas 11/17/23 (451)
USD 207,184 NOK 2,224,527 BNP Paribas 11/17/23 (1,046)
USD 423,614 NOK 4,537,726 BNP Paribas 11/17/23 (1,147)
NZD 3,407,511 USD 2,047,287 BNP Paribas 11/17/23 (4,954)
USD 1,050,970 SEK 11,588,873 BNP Paribas 11/17/23 (11,774)
USD 1,439,548 MXN 24,678,022 Citibank N.A. 10/06/23 24,248
USD 1,023,532 JPY 151,653,446 Citibank N.A. 11/17/23 909
CHF 774,494 USD 849,567 Citibank N.A. 11/17/23 751
USD 301,430 CAD 408,541 Citibank N.A. 11/17/23 451
USD 1 JPY 200 Deutsche Bank AG 11/17/23 —
USD 687,260 BRL 3,447,996 Goldman Sachs International 10/06/23 1,601
USD 2,349,855 CAD 3,172,257 Goldman Sachs International 11/17/23 12,809
SEK 20,097,258 USD 1,840,816 Goldman Sachs International 11/17/23 2,180
CHF 921,921 USD 1,011,636 Goldman Sachs International 11/17/23 543
NOK 1,591,875 USD 148,498 Goldman Sachs International 11/17/23 512
USD 1,015,611 EUR 958,845 Goldman Sachs International 11/17/23 (98)
NZD 1,876,854 USD 1,125,168 Goldman Sachs International 11/17/23 (253)
CAD 374,218 USD 277,028 Goldman Sachs International 11/17/23 (1,337)
USD 144,872 MXN 2,497,185 Morgan Stanley Capital Services LLC 10/06/23 1,657
USD 1,147,874 ZAR 22,008,591 Morgan Stanley Capital Services LLC 10/06/23 (14,213)
EUR 1,550,879 USD 1,633,114 Morgan Stanley Capital Services LLC 11/17/23 9,741
CHF 1,635,095 USD 1,792,573 Morgan Stanley Capital Services LLC 11/17/23 2,600

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 946,704 NOK 10,090,470 Morgan Stanley Capital Services LLC 11/17/23 $ 2,170
USD 790,834 SEK 8,613,034 Morgan Stanley Capital Services LLC 11/17/23 986
USD 527,464 CAD 714,911 Morgan Stanley Capital Services LLC 11/17/23 779
USD 2,285,467 JPY 338,903,255 Morgan Stanley Capital Services LLC 11/17/23 189
USD 385,970 NZD 647,241 Morgan Stanley Capital Services LLC 11/17/23 (1,962)
CHF 1,792,149 USD 1,969,594 Morgan Stanley Capital Services LLC 11/17/23 (1,992)
USD 812,056 NZD 1,375,228 Morgan Stanley Capital Services LLC 11/17/23 (12,204)
USD 4,529,339 CHF 4,139,458 Morgan Stanley Capital Services LLC 11/17/23 (15,378)
USD 1,755,715 NZD 2,966,618 Morgan Stanley Capital Services LLC 11/17/23 (22,363)
AUD 1,731,350 USD 1,106,689 Standard Chartered Bank 11/17/23 8,258
GBP 792,588 USD 962,895 Standard Chartered Bank 11/17/23 4,395
EUR 366,722 USD 385,450 Standard Chartered Bank 11/17/23 3,021
AUD 263,167 USD 167,134 Standard Chartered Bank 11/17/23 2,339
USD 501,842 AUD 778,705 Standard Chartered Bank 11/17/23 375
JPY 27,551,874 USD 185,530 Standard Chartered Bank 11/17/23 256
USD 109,253 GBP 89,510 Standard Chartered Bank 11/17/23 14
USD 142,497 CHF 130,632 Standard Chartered Bank 11/17/23 (924)
USD 11 AUD 18 The Bank of New York Mellon 10/03/23 —
USD 414 HKD 3,240 The Bank of New York Mellon 10/03/23 —
USD 208 AUD 325 The Bank of New York Mellon 10/03/23 (1)
USD 1,648 HKD 12,912 The Bank of New York Mellon 10/03/23 (1)
USD 1,121 AUD 1,746 The Bank of New York Mellon 10/03/23 (2)
USD 2,073 AUD 3,230 The Bank of New York Mellon 10/03/23 (4)
$ 8,354
At September 30, 2023, the following futures contracts were outstanding for Voya Balanced Income Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 344 12/29/23 $ 69,732,563 $ (169,035)
U.S. Treasury 5-Year Note 385 12/29/23 40,563,359 (291,952)
$ 110,295,922 $ (460,987)
Short Contracts:
U.S. Treasury 10-Year Note (50) 12/19/23 (5,403,125) 102,631
U.S. Treasury Long Bond (56) 12/19/23 (6,371,750) 351,192
U.S. Treasury Ultra 10-Year Note (26) 12/19/23 (2,900,625) 70,158
U.S. Treasury Ultra Long Bond (53) 12/19/23 (6,290,438) 462,107
$ (20,965,938) $ 986,088
At September 30, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Income
Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Overnight Brazil Interbank Deposit Annual 10.850 % Annual 01/02/25 BRL 25,818,226 $ — $ —
Pay 28-day MXN TIIE-BANXICO Monthly 8.440 Monthly 07/20/28 MXN 30,918,000 (80,926) (80,926)
Pay 1-day Secured Overnight Financing Rate Annual 3.759 Annual 08/11/33 USD 369,000 (4,980) (5,037)
Pay 1-day Secured Overnight Financing Rate Annual 4.603 Annual 09/05/25 USD 1,074,000 454 454
Pay 1-day Secured Overnight Financing Rate Annual 3.393 Annual 08/25/24 USD 16,000,000 (292,417) (292,417)
Receive 1-day Secured Overnight Financing Rate Annual 4.805 Annual 02/20/25 USD 702,000 2,462 2,462
Receive 1-day Secured Overnight Financing Rate Annual 4.875 Annual 02/20/25 USD 952,000 2,709 2,709
Receive 1-day Secured Overnight Financing Rate Annual 4.807 Annual 06/20/25 USD 952,000 12 12
Receive 1-day Secured Overnight Financing Rate Annual 4.561 Annual 09/05/25 USD 1,055,000 (43) (43)
Receive 1-day Secured Overnight Financing Rate Annual 4.601 Annual 06/20/25 USD 1,102,000 2,119 2,119
Receive 1-day Secured Overnight Financing Rate Annual 4.975 Annual 02/20/25 USD 1,132,000 2,148 2,148
Receive 1-day Secured Overnight Financing Rate Annual 4.667 Annual 06/20/25 USD 1,203,000 1,573 1,573
Receive 1-day Secured Overnight Financing Rate Annual 5.061 Annual 02/20/25 USD 1,213,000 1,316 1,316
Receive 1-day Secured Overnight Financing Rate Annual 4.884 Annual 02/20/25 USD 1,283,000 3,550 3,550

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive 1-day Secured Overnight Financing Rate Annual 4.073 % Annual 02/20/25 USD 1,303,000 $ 13,594 $ 13,594
Receive 1-day Secured Overnight Financing Rate Annual 4.986 Annual 02/20/25 USD 1,371,000 2,471 2,471
Receive 1-day Secured Overnight Financing Rate Annual 4.657 Annual 09/05/25 USD 1,563,000 (1,455) (1,455)
Receive 1-day Secured Overnight Financing Rate Annual 4.745 Annual 06/20/25 USD 1,604,000 938 938
Receive 1-day Secured Overnight Financing Rate Annual 4.551 Annual 09/09/25 USD 1,660,000 (113) (113)
Receive 1-day Secured Overnight Financing Rate Annual 4.464 Annual 02/20/25 USD 1,774,000 11,959 11,959
Receive 1-day Secured Overnight Financing Rate Annual 3.559 Annual 02/20/25 USD 2,055,000 31,419 31,419
Receive 1-day Secured Overnight Financing Rate Annual 4.586 Annual 02/20/25 USD 2,105,000 11,753 11,753
Receive 1-day Secured Overnight Financing Rate Annual 4.756 Annual 02/20/25 USD 2,205,000 8,758 8,758
Receive 1-day Secured Overnight Financing Rate Annual 4.668 Annual 06/20/25 USD 2,506,000 3,262 3,262
Receive 1-day Secured Overnight Financing Rate Annual 4.784 Annual 02/20/25 USD 2,606,000 9,683 9,683
$ (269,754) $ (269,811)
At September 30, 2023, the following OTC purchased equity options were outstanding for Voya Balanced Income Portfolio:
Description Counterparty Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount Cost Fair Value
iShares iBoxx $ High
Yield Corporate Bond
ETF
Citibank N.A. Put 11/17/23 USD 69.500 183,831 USD 13,482,166 $ 60,021 $ 29,872
iShares iBoxx $ High
Yield Corporate Bond
ETF
Citibank N.A. Put 11/17/23 USD 70.500 179,830 USD 13,188,732 41,361 41,717
$ 101,382 $ 71,589
At September 30, 2023, the following OTC written equity options were outstanding for Voya Balanced Income Portfolio:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
iShares iBoxx $ High
Yield Corporate Bond
ETF
Citibank N.A. Put 10/04/23 USD 74.000 179,830 USD 13,188,732 $ 64,325 $ (127,618)
$ 64,325 $ (127,618)
At September 30, 2023, the following OTC purchased foreign currency options were outstanding for Voya Balanced Income
Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call BRL vs. Put USD Bank of America N.A. 10/11/23 4.850 USD 1,444,000 $ 13,049 $ 733
Call CAD vs. Put USD Barclays Bank PLC 07/25/24 1.313 USD 1,474,000 33,060 14,028
Call JPY vs. Put USD BNP Paribas 02/27/25 107.500 USD 855,000 42,408 2,360
Call USD vs. Put CNH Standard Chartered Bank 11/16/23 7.400 USD 1,442,000 10,642 3,517
Call USD vs. Put JPY Bank of America N.A. 09/09/32 140.000 USD 1,118,300 19,906 15,072
Call USD vs. Put JPY BNP Paribas 09/09/32 140.000 USD 1,118,300 21,337 15,073
$ 140,402 $ 50,783
At September 30, 2023, the following OTC written foreign currency options were outstanding for Voya Balanced Income
Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call BRL vs. Put USD Bank of America N.A. 10/11/23 4.700 USD 2,167,000 $ 6,007 $ (64)
Call USD vs. Put CNH Standard Chartered Bank 11/16/23 7.600 USD 1,442,000 3,793 (501)
Call USD vs. Put JPY Bank of America N.A. 09/09/27 140.000 USD 1,118,300 31,670 (24,409)
Call USD vs. Put JPY BNP Paribas 09/09/27 140.000 USD 1,118,300 30,641 (24,409)
$ 72,111 $ (49,383)

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
At September 30, 2023, the following OTC purchased interest rate swaptions were outstanding for Voya Balanced Income
Portfolio:
Description Counterparty
Pay/
Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount Cost Fair Value
Call on 10-Year Interest
Rate Swap
(1)
Bank of America
N.A. Receive 2.200%
1-day Secured Overnight
Financing Rate 04/25/24 USD 2,724,000 $ 31,599 $ 1,815
Call on 10-Year Interest
Rate Swap
(1)
Bank of America
N.A. Receive 2.200%
1-day Secured Overnight
Financing Rate 04/25/24 USD 8,173,000 93,172 5,446
Call on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 2.208%
1-day Secured Overnight
Financing Rate 05/09/24 USD 2,724,000 29,964 2,161
$ 154,735 $ 9,422
At September 30, 2023, the following OTC written interest rate swaptions were outstanding for Voya Balanced Income
Portfolio:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 1-Year Interest
Rate Swap
(2)
Barclays Bank PLC Pay 4.170%
1-day Secured Overnight
Financing Rate 02/16/24 USD 5,011,000 $ 23,577 $ (2,195)
Call on 1-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Pay 3.520%
1-day Secured Overnight
Financing Rate 01/24/24 USD 10,022,000 43,621 (837)
Put on 10-Year Interest
Rate Swap
(1)
Bank of America N.A. Receive 4.050%
1-day Secured Overnight
Financing Rate 04/25/24 USD 8,173,000 90,720 (282,064)
Put on 10-Year Interest
Rate Swap
(1)
Bank of America N.A. Receive 4.050%
1-day Secured Overnight
Financing Rate 04/25/24 USD 2,724,000 31,598 (94,010)
Put on 10-Year Interest
Rate Swap
(1)
JPMorgan Chase
Bank N.A. Receive 4.050%
1-day Secured Overnight
Financing Rate 05/09/24 USD 2,724,000 29,964 (95,785)
Put on 1-Year Interest
Rate Swap
(1)
Barclays Bank PLC Receive 4.170%
1-day Secured Overnight
Financing Rate 02/16/24 USD 5,011,000 23,577 (52,981)
Put on 1-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services LLC Receive 3.520%
1-day Secured Overnight
Financing Rate 01/24/24 USD 10,022,000 43,621 (170,206)
$ 286,678 $ (698,078)
At September 30, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Balanced
Income Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 1,676,000 $ (293,300) $ (12,878)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 4,989,400 (898,092) (57,311)
$ (1,191,392) $ (70,189)
At September 30, 2023, the following OTC written forward premium swaptions were outstanding for Voya Balanced Income
Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 1-Year Interest
Rate Swap Bank of America N.A. 4.150% Pay
1-day Secured Overnight
Financing Rate 09/03/24 USD 4,883,000 $ 27,345 $ 10,575
Call on 1-Year Interest
Rate Swap BNP Paribas 4.150% Pay
1-day Secured Overnight
Financing Rate 09/03/24 USD 9,767,000 54,573 21,035
Call on 1-Year Interest
Rate Swap
Goldman Sachs
International 3.900% Pay
1-day Secured Overnight
Financing Rate 06/17/24 USD 16,055,000 91,554 59,928
Call on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.800% Pay
1-day Secured Overnight
Financing Rate 06/14/24 USD 16,055,000 96,854 72,532
Call on 5-Year Interest
Rate Swap Bank of America N.A. 4.160% Pay
1-day Secured Overnight
Financing Rate 09/28/28 USD 1,632,000 72,461 963
Call on 5-Year Interest
Rate Swap Barclays Bank PLC 3.858% Pay
1-day Secured Overnight
Financing Rate 08/21/28 USD 5,490,000 242,658 35,368

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (unaudited) (continued)

Voya Balanced Income Portfolio
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 5-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.525% Pay
1-day Secured Overnight
Financing Rate 08/08/28 USD 1,632,000 $ 69,115 $ 17,496
Put on 1-Year Interest
Rate Swap Bank of America N.A. 4.150% Receive
1-day Secured Overnight
Financing Rate 09/03/24 USD 4,883,000 27,345 (10,284)
Put on 1-Year Interest
Rate Swap BNP Paribas 4.150% Receive
1-day Secured Overnight
Financing Rate 09/03/24 USD 9,767,000 54,573 (20,686)
Put on 1-Year Interest
Rate Swap
Goldman Sachs
International 3.900% Receive
1-day Secured Overnight
Financing Rate 06/17/24 USD 16,055,000 91,554 (79,205)
Put on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.800% Receive
1-day Secured Overnight
Financing Rate 06/14/24 USD 16,055,000 98,123 (87,931)
Put on 2-Year Interest
Rate Swap
Goldman Sachs
International 3.400% Receive 6-month EUR-EURIBOR 08/29/25 EUR 2,930,000 26,618 (906)
Put on 5-Year Interest
Rate Swap Bank of America N.A. 4.160% Receive
1-day Secured Overnight
Financing Rate 09/28/28 USD 1,632,000 72,461 1,502
Put on 5-Year Interest
Rate Swap Barclays Bank PLC 3.858% Receive
1-day Secured Overnight
Financing Rate 08/21/28 USD 5,490,000 242,658 (22,325)
Put on 5-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.525% Receive
1-day Secured Overnight
Financing Rate 08/08/28 USD 1,632,000 69,115 (19,364)
$ 1,337,007 $ (21,302)
(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
EUR
—
EU Euro
GBP
—
British Pound
HKD
—
Hong Kong Sar Dollar
JPY
—
Japanese Yen
Currency Abbreviations:
MXN
—
Mexican Peso
NOK
—
Norwegian Krone
NZD
—
New Zealand Dollar
SEK
—
Swedish Krona
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 11,698,991
Gross Unrealized Depreciation (22,415,716)
Net Unrealized Depreciation $ (10,716,725)